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[logo] PIONEER Investments(R)



January 4, 2013


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:  Pioneer Series Trust VII (the "Trust")
     (File Nos. 333-62166; 811-10395)
     CIK No. 0001140157

Ladies and Gentlemen:

On behalf of Pioneer Series Trust VII, a Delaware statutory trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for Pioneer Emerging Markets Local Currency Debt Fund (the "Fund"), a series of the Trust. These exhibits contain the updated risk/return summary information in the prospectus for the Fund, dated December 12, 2012, as filed under Rule 497(c) on December 14, 2012 (SEC Accession No. 0001140157-12-000015).

If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,

/s/Thomas Reyes
--------------------
Thomas Reyes
Assistant Secretary

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109-1820

                "Member of the UniCredit S.p.A. banking group"

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               PIONEER EMERGING MARKETS LOCAL CURRENCY DEBT FUND
                    (A SERIES of PIONEER SERIES TRUST VII)

                                 EXHIBIT INDEX

Index Number    Description of Index
------------    ---------------------------------------------
EX-101.INS      XBRL Instance Document
EX-101.SCH      XBRL Taxonomy Extension Schema Document
EX-101.CAL      XBRL Taxonomy Extension Calculation Document
EX-101.DEF      XBRL Taxonomy Extension Definition Document
EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase